Investment Strategy - Putnam Small Cap Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies of a size similar to those in the Russell 2000 Index over the past six months. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2026, the index was composed of companies having market capitalizations of between approximately $18.3 million and $80.5 billion. The Investment Manager, as defined below, considers an issuer to be a value company if (i) the issuer is included in an index which is representative of value companies, (ii) the issuer is classified as a value company by an independent third party, and/or (iii) the Investment Manager believes the issuer is currently undervalued by the market. When assessing value companies, the Investment Manager considers a variety of factors, including, but not limited to financial metrics characteristic of value companies, such as low price-to-earnings ratios, low price-to-book ratios, low enterprise value to earnings before income tax, depreciation and amortization (EBITDA) ratios, low enterprise value to sales ratios and/or low enterprise to cash-flow ratios relative to the overall market or to a sector of the market.
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies of a size similar to those in the Russell 2000 Index over the past six months. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2026, the index was composed of companies having market capitalizations of between approximately $18.3 million and $80.5 billion. The Investment Manager, as defined below, considers an issuer to be a value company if (i) the issuer is included in an index which is representative of value companies, (ii) the issuer is classified as a value company by an independent third party, and/or (iii) the Investment Manager believes the issuer is currently undervalued by the market. When assessing value companies, the Investment Manager considers a variety of factors, including, but not limited to financial metrics characteristic of value companies, such as low price-to-earnings ratios, low price-to-book ratios, low enterprise value to earnings before income tax, depreciation and amortization (EBITDA) ratios, low enterprise value to sales ratios and/or low enterprise to cash-flow ratios relative to the overall market or to a sector of the market.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies of a size similar to those in the Russell 2000 Index over the past six months. This policy may be changed only after 60 days’ notice to shareholders.